Tax matters - Income tax (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Tax expense for current year	$ 7,099	$ 5,615	$ 4,215
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(190)	(157)	1,281
Total Income Tax	$ 6,909	$ 5,458	$ 5,496